Eaton Vance
Enhanced Equity Income Fund II
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%(1)
Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.	147,137	$ 8,750,238
Raytheon Technologies Corp.	66,119	6,550,409
		$ 15,300,647
Auto Components — 1.0%
Aptiv PLC(2)	93,535	$ 11,197,075
		$ 11,197,075
Beverages — 1.9%
Coca-Cola Co. (The)	318,591	$ 19,752,642
		$ 19,752,642
Biotechnology — 3.6%
AbbVie, Inc.	191,373	$ 31,023,477
Argenx SE(2)	23,328	7,355,552
		$ 38,379,029
Building Products — 0.6%
Trane Technologies PLC	42,541	$ 6,496,011
		$ 6,496,011
Capital Markets — 4.3%
Charles Schwab Corp. (The)	243,056	$ 20,492,051
Goldman Sachs Group, Inc. (The)	52,988	17,491,339
Intercontinental Exchange, Inc.	58,768	7,764,428
		$ 45,747,818
Chemicals — 0.2%
Ecolab, Inc.	9,744	$ 1,720,401
		$ 1,720,401
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	59,343	$ 8,290,217
		$ 8,290,217
Electrical Equipment — 1.3%
AMETEK, Inc.	100,757	$ 13,418,817
		$ 13,418,817
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.0%
Zebra Technologies Corp., Class A(2)	25,406	$ 10,510,462
		$ 10,510,462
Entertainment — 1.9%
Netflix, Inc.(2)	30,833	$ 11,549,733
Walt Disney Co. (The)(2)	63,847	8,757,255
		$ 20,306,988
Food & Staples Retailing — 1.2%
Sysco Corp.	150,615	$ 12,297,715
		$ 12,297,715
Food Products — 0.9%
Mondelez International, Inc., Class A	153,625	$ 9,644,578
		$ 9,644,578
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	102,141	$ 12,089,409
Inari Medical, Inc.(2)	76,620	6,944,837
Intuitive Surgical, Inc.(2)	58,020	17,503,473
Tandem Diabetes Care, Inc.(2)	53,892	6,267,101
		$ 42,804,820
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	46,952	$ 23,944,111
		$ 23,944,111
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(2)	22,801	$ 4,844,300
		$ 4,844,300
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	132,809	$ 12,081,635
		$ 12,081,635
Household Products — 0.4%
Church & Dwight Co., Inc.	39,028	$ 3,878,603
		$ 3,878,603
Interactive Media & Services — 10.6%
Alphabet, Inc., Class C(2)	32,153	$ 89,803,007
Meta Platforms, Inc., Class A(2)	90,827	20,196,292
Twitter, Inc.(2)	75,248	2,911,345
		$ 112,910,644

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.(2)	29,704	$ 96,833,555
		$ 96,833,555
IT Services — 7.0%
Accenture PLC, Class A	33,417	$ 11,269,215
PayPal Holdings, Inc.(2)	92,112	10,652,753
Visa, Inc., Class A	238,921	52,985,510
		$ 74,907,478
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(2)	60,825	$ 4,626,958
Illumina, Inc.(2)	16,561	5,786,413
Thermo Fisher Scientific, Inc.	15,588	9,207,052
		$ 19,620,423
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.	61,911	$ 5,953,981
		$ 5,953,981
Oil, Gas & Consumable Fuels — 0.8%
EOG Resources, Inc.	71,787	$ 8,559,164
		$ 8,559,164
Pharmaceuticals — 1.2%
Eli Lilly & Co.	43,106	$ 12,344,265
		$ 12,344,265
Road & Rail — 1.7%
CSX Corp.	313,764	$ 11,750,462
Uber Technologies, Inc.(2)	176,578	6,300,303
		$ 18,050,765
Semiconductors & Semiconductor Equipment — 8.4%
Ambarella, Inc.(2)	40,965	$ 4,298,048
Intel Corp.	247,469	12,264,564
Micron Technology, Inc.	293,859	22,888,677
QUALCOMM, Inc.	188,600	28,821,852
Texas Instruments, Inc.	115,404	21,174,326
		$ 89,447,467
Software — 18.8%
Adobe, Inc.(2)	80,327	$ 36,598,588
Altair Engineering, Inc., Class A(2)	80,916	5,210,990
Intuit, Inc.	56,776	27,300,172
Microsoft Corp.	280,404	86,451,357
Security	Shares	Value
Software (continued)
Palantir Technologies, Inc., Class A(2)	619,954	$ 8,511,968
Paycom Software, Inc.(2)	31,455	10,895,383
salesforce.com, Inc.(2)	70,758	15,023,339
Zscaler, Inc.(2)	43,331	10,454,904
		$ 200,446,701
Specialty Retail — 3.2%
Home Depot, Inc. (The)	46,129	$ 13,807,793
TJX Cos., Inc. (The)	343,289	20,796,448
		$ 34,604,241
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	398,426	$ 69,569,164
Logitech International S.A.	137,579	10,150,578
		$ 79,719,742
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	114,972	$ 15,470,632
		$ 15,470,632
Total Common Stocks (identified cost $489,836,233)		$1,069,484,927

Short-Term Investments — 0.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)	1,707,211	$ 1,707,040
Total Short-Term Investments (identified cost $1,706,726)		$ 1,707,040
Total Investments — 100.7% (identified cost $491,542,959)		$1,071,191,967
Total Written Covered Call Options — (0.5)% (premiums received $9,033,254)		$ (5,779,590)
Other Assets, Less Liabilities — (0.2)%		$ (1,267,402)
Net Assets — 100.0%		$1,064,144,975
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2022 has been pledged as collateral for such written option.
(2)	Non-income producing security.

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2022
Portfolio of Investments (Unaudited) — continued

(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
Written Covered Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
10X Genomics, Inc., Class A	300	$2,282,100	$85	5/20/22	$ (159,000)
Abbott Laboratories	510	6,036,360	122	4/29/22	(76,500)
AbbVie, Inc.	955	15,481,505	170	5/6/22	(122,240)
Accenture PLC, Class A	165	5,564,295	340	4/22/22	(105,600)
Adobe, Inc.	400	18,224,800	475	4/8/22	(97,000)
Alphabet, Inc., Class C	160	44,687,840	2,960	4/29/22	(554,400)
Amazon.com, Inc.	145	47,269,275	3,450	4/22/22	(377,000)
Ambarella, Inc.	200	2,098,400	105	4/8/22	(83,000)
AMETEK, Inc.	500	6,659,000	135	4/14/22	(66,250)
Apple, Inc.	1,990	34,747,390	185	4/29/22	(388,050)
Aptiv PLC	465	5,566,515	130	5/20/22	(155,775)
Charles Schwab Corp. (The)	1,215	10,243,665	95	4/22/22	(30,982)
Church & Dwight Co., Inc.	195	1,937,910	100	5/20/22	(62,887)
Coca-Cola Co. (The)	1,590	9,858,000	64	5/6/22	(93,810)
CSX Corp.	1,565	5,860,925	40	4/8/22	(3,913)
Ecolab, Inc.	45	794,520	180	5/20/22	(24,525)
EOG Resources, Inc.	355	4,232,665	128	4/8/22	(15,798)
Goldman Sachs Group, Inc. (The)	260	8,582,600	360	4/22/22	(38,870)
Hexcel Corp.	735	4,371,045	65	5/20/22	(110,250)
Home Depot, Inc. (The)	230	6,884,590	350	4/22/22	(4,140)
Illumina, Inc.	80	2,795,200	380	4/29/22	(48,400)
Inari Medical, Inc.	380	3,444,320	105	4/14/22	(28,500)
Intel Corp.	1,235	6,120,660	55	4/29/22	(48,782)
Intercontinental Exchange, Inc.	290	3,831,480	140	5/20/22	(39,150)
Intuit, Inc.	280	13,463,520	520	4/8/22	(23,800)
Intuitive Surgical, Inc.	290	8,748,720	320	4/8/22	(18,125)
Logitech International S.A.	685	5,053,930	80	5/20/22	(121,587)
Meta Platforms, Inc., Class A	450	10,006,200	240	4/29/22	(218,250)
Micron Technology, Inc.	1,465	11,410,885	88	4/8/22	(25,638)
Microsoft Corp.	1,400	43,163,400	325	4/29/22	(511,000)
Mondelez International, Inc., Class A	765	4,802,670	69	4/1/22	(1,913)
Netflix, Inc.	150	5,618,850	405	4/29/22	(156,750)
NIKE, Inc., Class B	570	7,669,920	145	4/29/22	(45,885)
Palantir Technologies, Inc., Class A	3,095	4,249,435	15	4/22/22	(142,370)
Paycom Software, Inc.	155	5,368,890	400	5/20/22	(88,350)
PayPal Holdings, Inc.	460	5,319,900	120	4/29/22	(155,710)
QUALCOMM, Inc.	940	14,365,080	155	4/22/22	(432,400)
Raytheon Technologies Corp.	330	3,269,310	102	4/22/22	(38,775)
salesforce.com, Inc.	350	7,431,200	230	4/29/22	(63,350)
Starbucks Corp.	660	6,004,020	91	4/29/22	(178,530)
Sysco Corp.	750	6,123,750	84	4/22/22	(73,125)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tandem Diabetes Care, Inc.	265	$3,081,685	$120	4/22/22	$ (89,437)
Texas Instruments, Inc.	575	10,550,100	195	4/29/22	(90,275)
Thermo Fisher Scientific, Inc.	75	4,429,875	620	5/20/22	(73,125)
TJX Cos., Inc. (The)	1,715	10,389,470	64	4/8/22	(18,008)
Trane Technologies PLC	210	3,206,700	170	5/20/22	(25,725)
Twitter, Inc.	375	1,450,875	42	4/22/22	(20,438)
Uber Technologies, Inc.	880	3,139,840	41	4/29/22	(38,280)
UnitedHealth Group, Inc.	230	11,729,310	540	5/6/22	(115,000)
Veeva Systems, Inc., Class A	110	2,337,060	230	5/20/22	(52,800)
Visa, Inc., Class A	1,190	26,390,630	225	4/1/22	(49,385)
Walt Disney Co. (The)	315	4,320,540	150	4/8/22	(3,308)
Waste Connections, Inc.	295	4,121,150	145	5/20/22	(64,900)
Westinghouse Air Brake Technologies Corp.	305	2,933,185	105	5/20/22	(35,837)
Zebra Technologies Corp., Class A	125	5,171,250	480	5/20/22	(36,250)
Zscaler, Inc.	215	5,187,520	260	4/8/22	(36,442)
Total					$(5,779,590)
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $1,707,040, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,050,823	$42,114,775	$(43,458,109)	$(763)	$314	$1,707,040	$1,564	1,707,211
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,069,484,927*	$ —	$ —	$1,069,484,927
Short-Term Investments	—	1,707,040	—	1,707,040
Total Investments	$1,069,484,927	$1,707,040	$ —	$1,071,191,967
Liability Description
Written Covered Call Options	$ (5,779,590)	$ —	$ —	$ (5,779,590)
Total	$ (5,779,590)	$ —	$ —	$ (5,779,590)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.